ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Feb. 28, 2026
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Fast Track Group (The “Group” or the “Company”) is an investment holding company incorporated on May 31, 2024 under the laws of the Cayman Islands. The Company through its subsidiaries involved in regional entertainment-focused event management and marketing company that provides a full range of services including experiential marketing, artiste endorsement and management, movie premiere organizations, grand openings and concerts and it is headquartered in Singapore.

On July 2, 2024, the Company completed a reorganization under common control of its then existing shareholders, who collectively owned all the equity interests of Fast Track Events Pte. Ltd. prior to the reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

As of February 28, 2026, the Company’s subsidiaries are detailed in the table as follows:

Name	Background	Ownership %	Principal activity
TCX Holdings Limited	● A British Virgin Islands company ● Incorporated on May 31, 2024	100%	Investment holding
Fast Track Events Pte. Ltd.	● A Singapore company ● Incorporated on March 8, 2012	100%	Regional entertainment-focused event management and marketing company

The registration statement for the Company’s Initial Public Offering (the “Offering”) was declared effective by the SEC on May 22, 2025. On May 23, 2025, the Company consummated the Offering of 3,750,000 ordinary shares at a public offering price of $4.00 per share. On June 2, 2025, the Company issued an additional 562,500 ordinary shares at a price of $4.00 per share following the full exercise of the underwriters’ over-allotment option. The aggregate gross proceeds from the Offering amounted to $17,250,000, prior to deducting underwriting discounts and other related expenses.

Group reorganization

Pursuant to a group reorganization (the “group reorganization”) to rationalize the structure of the Company and its subsidiary companies (herein collectively referred to as the “Group”) in preparation for the listing of our shares, the Company becomes the holding company of the Group on July 2, 2024. As the Group were under same control of the shareholders and their entire equity interests were also ultimately held by the shareholders immediately prior to the group reorganization, the consolidated statements of operations and comprehensive loss, consolidated statements of changes in shareholders’ equity (deficit) and consolidated statements of cash flows are prepared as if the current group structure had been in existence throughout the beginning of the period, or since the respective dates of incorporation/establishment of the relevant entity, where this is a shorter period.

Liquidity and going concern

In assessing the Company’s liquidity, the Company monitors and evaluates its cash and cash equivalent and its operating and capital expenditure commitments.

The Company’s liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations. Cash flow from operations and capital contributions have been utilized to finance the working capital requirements of the Company. For the year ended February 28, 2026, the Company had a net loss of S$6,102,710 and recorded net cash used in operating activities of S$15,825,468. As of February 28, 2026, the Company had S$2,375,293 in cash and cash equivalents. Cash and cash equivalents comprise cash on hand and bank deposits placed with banks which are unrestricted as to withdrawal and use and have original maturities of three months or less.

Management has commenced a strategy to raise debt and equity. However, there can be no certainty that these additional financings will be available on acceptable terms or at all. If management is unable to execute this plan, there would likely be a material adverse effect on the Company’s business.

Based on the above factors and in consideration of the Company’s business plans and forecasts, management has a reasonable expectation that the Company has sufficient funds to meet its operating and capital expenditure needs and obligations in the next 12 months.